Shareholders' Equity (Details Textual) - USD ($)					1 Months Ended							3 Months Ended		12 Months Ended
	Mar. 03, 2020	Dec. 15, 2018	Apr. 01, 2018	Oct. 09, 2017	Aug. 16, 2019	Feb. 22, 2019	Jan. 31, 2019	Jan. 22, 2019	Dec. 26, 2018	Nov. 26, 2018	Jul. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Deficit (Textual)
Shares issued							22,311	250,000						93,100
Warrants for purchase							$ 65,130	$ 300,000				$ 1,100,000		$ 93,100
Equity-based compensation expense	$ 117,001											1,243,000
Outstanding options intrinsic value												0		83,845
Compensation expense														$ 2,544,283
Common stock exercise price							$ 4.99	$ 3.75						$ 6.25
Interest and financing charges															$ 1,167,046
Weighted average remaining vesting period												2 years 6 months 25 days		1 year 7 months 21 days
Common stock issued, shares								250,000				2,481,191		426,416
Further compensation expense resulting from issued options remained to be recognized												$ 3,505,359
Warrant purchase, description												93,100 previously-registered shares of common stock were issued as a result of the exercise of tradeable warrants to purchase 93,100 shares of common stock at an exercise price of $6.25 per share for cash payments of $581,875 and 61,005 unregistered shares of common stock were issued as a result of the exercise of at an exercise price of $0.005 per share for cash payments of $325.		Warrants to purchase 93,100 shares of common stock with an exercise price of $6.25 per share of common stock were exercised for $581,875, warrants to purchase 125,000 shares of common stock with an exercise price of $3.75 per share of common stock were exercised for $468,750, 61,005 warrants to purchase 61,005 shares of common stock with an exercise price of $0.005 per share of common stock were exercised for $325, and 240,130 warrants were exercised on a cashless basis for the issue of 147,311 shares of common stock.
Unregistered shares of common stock														405,830
Common stock, description	The Compensation Committee of Board of Directors of the Company awarded the Company's executive officers, William B. Stilley, Chief Executive Officer, and Joseph Truluck, Chief Financial Officer, performance bonuses for 2019, partially paid in common stock of the Company to preserve cash, of $42,000 and $21,000 in cash, respectively, and 54,167 and 27,084 shares of the Company's common stock, respectively, which shares are subject to a six-month contractual restriction on sale. Of the $180,002 total cost of these bonuses, $150,000 were recognized in the year ended December 31, 2019 as expected under these executives' contracts, and the remaining $30,002 in bonus was recognized as time of issue as Board discretionary.
Options [Member]
Stockholders' Deficit (Textual)
Common stock exercise price												$ 1.13
Common stock issued, shares														1,521,780
Consultants at a total cost														$ 440,745
2017 Equity Incentive Plan [Member]
Stockholders' Deficit (Textual)
Common stock issued, shares				1,750,000	3,500,000									353,187
2017 Equity Incentive Plan [Member]
Stockholders' Deficit (Textual)
Common stock issued, shares												614,438
Consultants at a total cost												$ 210,300
IPO [Member]
Stockholders' Deficit (Textual)
Initial public offering, description						The Company concluded a follow-on offering of 2,475,000 shares of common stock and warrants to purchase 1,856,250 shares of common stock at an exercise price of $4.0625 per share. The shares of common stock and accompanying warrants were sold to the public at a price of $3.25 per share and warrant. The underwriters were granted an over-allotment option to purchase up to 371,250 shares of common stock and warrants to purchase 278,437 shares of common stock at a price of $3.25 per share of common stock and warrant. The underwriters partially exercised their over-allotment option by purchasing 370,000 shares of common stock and warrants to purchase 277,500 shares common stock. Gross proceeds of the offering, totaled $9,246,249, which after offering expenses, resulted in net proceeds of $8,195,673.					The Company concluded its initial public offering of 1,464,000 units, each unit consisting of one share of common stock and a warrant for the purchase of one share of common stock with an exercise price of $6.25 (the "Offering Warrants"). The units were sold to the public at a price of $5.00 per unit. The underwriters were granted an overallotment option to purchase up to 219,600 shares of common stock at $4.99 per share and up to 219,600 Offering Warrants for $0.01 per Offering Warrant. The underwriters exercised their overallotment option to purchase 170,652 Offering Warrants for $1,707. The Company also issued 58,560 warrants to the underwriter as compensation. Gross proceeds of the offering, totaled $7,321,706, which after offering expenses, resulted in net proceeds of $6,267,932.
IPO [Member] | 2016 Convertible Notes [Member]
Stockholders' Deficit (Textual)
Shares issued											700,855
Conversion amount											$ 545,307
R&D Expense [Member]
Stockholders' Deficit (Textual)
Equity-based compensation expense														$ 1,078,573	$ 251,903
G&A Expense [Member]
Stockholders' Deficit (Textual)
Equity-based compensation expense														$ 544,283
Warrants [Member]
Stockholders' Deficit (Textual)
Shares issued											442,220
Exercise price									$ 25,000
Underlying stock price per share									$ 6.25
Warrants issued											480,600
Common stock issued, shares									25,000
Warrant purchase, description														93,100 previously-registered shares of common stock were issued as a result of the exercise of tradeable warrants to purchase 93,100 shares of common stock at an exercise price of $6.25 per share for cash payments of $581,875 and 61,005 unregistered shares of common stock were issued as a result of the exercise of at an exercise price of $0.005 per share for cash payments of $325.
Warrants units											497,330
Debt settlements											$ 4,132,398
Common stock total cash receipt									$ 156,250
Exercise fee recieved														$ 1,050,950
Consultant [Member]
Stockholders' Deficit (Textual)
Underlying stock price per share		$ 2.80								$ 1.66
Common stock issued price		$ 52,500								$ 166,000
Common stock issued, shares		18,750								100,000		180,000		184,437
Officers and Director [Member]
Stockholders' Deficit (Textual)
Shares issued			292,309
Equity-based compensation expense			$ 1,461,545
Common stock issued price								$ 468,750
Consultants, Employees, and Contractors [Member] | IPO [Member]
Stockholders' Deficit (Textual)
Shares issued											388,860
Equity-based compensation expense											$ 3,436,406
Warrants issued											444,608